Investments - Additional information (Detail) $ / shares in Units, R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Xmobots Holding S. A [Member]
Disclosure of detailed information about investment property [line items]
Proportion of ownership interest in subsidiary	36.92%	36.92%	10.24%
Transaction Price Payable	R$ 89.9			$ 18.0
Transaction Price Paid	R$ 65.5	$ 13.2
Eve Holding Inc [Member]
Disclosure of detailed information about investment property [line items]
Equity instruments held | $			$ 1,763.4	$ 1,355.6
Number of shares in entity held by entity or by its subsidiaries or associates | shares	249,199,589		240,899,589	249,199,589
Par value per share | $ / shares			$ 7.32	$ 5.44